Interests in unconsolidated structured entities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of unconsolidated structured entities [Abstract]
The size of unconsolidated structured entities

The size of unconsolidated structured entities as of December 31, 2017 and 2018 are as follows:

	2017		2018
Total assets:
Asset-backed securitization	~~W~~	175,953,075	196,108,655
Structured financing		84,719,599	132,050,391
Investment fund		69,736,443	71,487,406

	~~W~~	330,409,117	399,646,452

The carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities

i) The carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities as of December 31, 2017 and 2018 are as follows:

	2017
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets:
Loans	~~W~~	329,776	6,189,042	91,078	6,609,896
Trading assets		3,201,400	958	351,290	3,553,648
Derivative assets		14,218	—	—	14,218
Available-for-sale financial assets		2,200,974	400,283	3,525,538	6,126,795
Held-to-maturity financial assets		3,259,451	—	—	3,259,451
Other assets		729	2,576	1,150	4,455

	~~W~~	9,006,548	6,592,859	3,969,056	19,568,463

Liabilities:
Derivative liabilities	~~W~~	4,448	—	—	4,448
Other		557	1,050	9	1,616

	~~W~~	5,005	1,050	9	6,064

	2018
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets:
Loans measured at fair value through profit or loss	~~W~~	292	504,571	802,825	1,307,688
Loan at amortized cost		478,998	6,925,438	33,500	7,437,936
Securities at fair value through profit or loss		4,263,817	288,757	5,293,807	9,846,381
Derivate assets		16,390	578	—	16,968
Securities at fair value through other comprehensive income		2,244,364	91,316	32,279	2,367,959
Securities at amortized cost		4,277,675	—	—	4,277,675
Other assets		5,453	48,457	34,333	88,243

	~~W~~	11,286,989	7,859,117	6,196,744	25,342,850

Liabilities:
Derivative liabilities	~~W~~	111	—	—	111
Other		5,368	4,128	—	9,496

	~~W~~	5,479	4,128	—	9,607

Exposure to risk relating to its interests in unconsolidated structured entities

ii) Exposure to risk relating to its interests in unconsolidated structured entities as of December 31, 2017 and 2018 are as follows:

	2017
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	9,006,548	6,592,859	3,969,056	19,568,463
ABS and ABCP commitments		1,391,035	57,300	452,311	1,900,646
Loan commitments		529,566	719,650	31,987	1,281,203
Guarantees		74,300	15,200	—	89,500
Others		4,200	45,634	—	49,834

	~~W~~	11,005,649	7,430,643	4,453,354	22,889,646

	2018
	Assets-backed securitization		Structured financing	Investment fund	Total
Assets held	~~W~~	11,286,989	7,859,117	6,196,744	25,342,850
ABS and ABCP commitments		1,395,417	2,300	602,594	2,000,311
Loan commitments		1,791,650	815,910	26,100	2,633,660
Guarantees		88,810	142,032	—	230,842
Others		—	49,464	—	49,464

	~~W~~	14,562,866	8,868,823	6,825,438	30,257,127